UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22995

TrimTabs ETF Trust
(Exact name of registrant as specified in charter)

3 Harbor Way

Suite 112

Sausalito, CA 94965
(Address of principal executive offices) (Zip code)

Stellar Corporation Services LLC
3500 South Dupont Highway

Dover, County of Kent, Delaware 19901
(Name and address of agent for service)

With a copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

Registrant's telephone number, including area code: (415) 887-9225

Date of fiscal year end: September 30

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TrimTabs ETF Trust

TrimTabs Intl Free-Cash-Flow ETF

Annual Report

September 30, 2015

Shareholder Letter (Unaudited)

Dear Shareholder,

We are pleased to provide this report for the TrimTabs Intl Free-Cash-Flow ETF (“Fund”), dated September 30, 2015, the end of the fiscal year. The Fund inception date is June 1, 2015. As a result, this first “Annual Report” reflects the shorter period of operation.

For the period from June 1, 2015 (inception date of the Fund) through September 30, 2015, the Fund returned (16.22)%, at net asset value. By comparison, a broad-based benchmark, the MSCI All Country World Excluding the US Index returned (14.35)%.

Our team looks forward to helping serve your investment goals and we appreciate your trust.

Sincerely,

Ted Theodore, CFA

Portfolio Manager

Management’s Discussion of Fund Performance (Unaudited)

The Fund seeks to track the performance (before fees and expenses) of its underlying index, the TrimTabs Intl Free-Cash-Flow Index (the “Underlying Index”).

At the time of the launch of the Fund, the beginning of June, the international stock markets had been moving in the tightest six month range in decades. That range, in addition, was relatively flat. Typically that kind of environment reflects a fundamental lack of conviction. As the summer wore on a growing central concern regarding the global economy became the nagging doubts about growth in the world’s second largest economy, China.

When the Chinese authorities made a surprise move to weaken their currency, investors were immediately confirmed in their suspicions that the Chinese economy was, indeed, growing more slowly than the government had implied. Although many globally traded commodities had peaked in price years ago, the shock of the currency move was enough to add an accelerant to the downward trend. Oil, which had already been reflecting the historic increase in US supplies, was particularly vulnerable and the price dropped more than 25% in just two weeks. Similar declines were seen in most of the markets for basic materials, particularly metals. Global interest rates plunged not only because of worries about the economy but also on the belief that the Federal Reserve will delay its announced intentions to begin raising interest rates in the US.

As the commodity group dropped, concerns grew about the quality of the credits in the energy industry and basic materials industries. Credit spreads increased dramatically. The interaction of these events was quickly reflected in the world’s stock markets, particularly outside the US. (US growth had been consistently stronger than other developed countries and most developing countries.)

For the period from June 1, 2015 (inception date of the Fund) through September 30, 2015, the total return for the Fund was (16.22)%, at net asset value, while the total return for a relevant and broad-based benchmark, the MSCI All Country World Excluding the US (“MSCI Index”), was (14.35)%. Several factors contributed to the relatively poor performance of the Fund versus the MSCI Index. First, the MSCI Index is capitalization weighted with Japan and the United Kingdom having the most weight, each considerably more than 10% of the total. The Fund is equally weighted across ten single-country broad-market stock indexes. During the sharpest part of the global market selloff, Japan and the United Kingdom were relative havens for concerned investors. Both Japan and the United Kingdom have been enjoying relatively stronger economic growth with generally above average fundamentals, and Japan and the United Kingdom had a relatively greater impact on the performance of the MSCI Index than the Fund, which contributed to the Fund’s underformance compared to the MSCI Index. In corroboration, international funds that emphasize company quality also performed relatively well.

The second major influence on the Fund was our overweighted energy and financial stocks (relative to the benchmark). These stocks were particularly vulnerable during the period. Financial companies in particular suffered as declines in long term interest rates put pressure on their lending margins.

Performance as of 9/30/15

Since Inception*
Net Asset Value
Fund - Net Asset Value	(16.22)%
Fund - Market Price	(16.44)%
MSCI All Country World Excluding US Index in USD	(14.35)%

*	Fund inception date 6/01/2015.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

The net asset value or “NAV” is calculated by dividing the net assets by the number of shares outstanding. The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times. Since the shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the market price to calculate market price returns.

Management’s Discussion of Fund Performance (Unaudited) (concluded)

The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares. Market returns do not reflect brokerage commissions that may be payable on secondary market transactions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities therefore does not incur expenses incurred by the Fund. The index returns do not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these fees and expenses. Returns for less than one year are not annualized.

For the fiscal period ended 9/30/2015, the Fund did not have six months of performance and therefore graph lines are not presented.

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 2, 2015 through September 30, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2015 through September 30, 2015).

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	for the Period	During Period
TrimTabs Intl Free-Cash-Flow ETF
Actual(1)	$1,000.00	$837.80	0.69%	$2.10
Hypothetical (5% return before expenses)(2)	$1,000.00	$1,021.61	0.69%	$3.50

(1)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 121/365 (to reflect the period June 2, 2015 to September 30, 2015).
(2)	Hypothetical Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Industry Breakdown (Unaudited)

Net Assets ($Mil): $13.6

% of
Net Assets
Aerospace & Defense	0.6%
Air Freight & Logistics	0.7
Airlines	0.2
Auto Components	2.7
Automobiles	2.3
Banks	11.1
Beverages	0.3
Capital Markets	3.8
Chemicals	3.4
Commercial Services & Supplies	0.6
Construction & Engineering	4.5
Construction Materials	1.2
Consumer Finance	0.3
Diversified Financial Services	2.9
Diversified Telecommunication	3.4
Electric Utilities	2.4
Electrical Equipment	2.5
Electronic Equip., Instruments	1.2
Energy Equipment & Services	2.9
Food & Staples Retailing	2.1
Gas Utilities	0.5
Hotels Restaurants & Leisure	0.2
Household Durables	1.4
Independent Power and Renewable Electricity Producers	0.4
Industrial Conglomerates	0.5
Insurance	14.0
IT Services	0.7
Machinery	1.3
Media	6.0
Metals & Mining	6.7
Multiline Retail	0.5
Multi-Utilities	2.9
Oil, Gas & Consumable Fuels	1.9
Pharmaceuticals	0.5
Professional Services	0.6
Real Estate Investment Trusts	1.0
Real Estate Management & Development	0.2
Road & Rail	0.6
Semiconductors & Semiconductor	0.6
Software	0.3
Specialty Retail	0.6
Technology Hardware, Storage & Peripherals	1.6
Textiles, Apparel & Luxury Goods	0.8
Thrifts & Mortgage Finance	0.2
Trading Companies & Distributors	1.9
Money Market Fund	5.3
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments

September 30, 2015

Investments	Shares	Value
COMMON STOCKS - 95.0%

Australia - 9.0%
Australia & New Zealand Banking Group Ltd.	3,164	$60,140
Bendigo and Adelaide Bank Ltd.	9,349	65,030
BHP Billiton Ltd.	3,528	55,024
Challenger Ltd.	16,071	80,541
CIMIC Group Ltd.	5,036	83,067
Computershare Ltd.	9,602	71,373
CSR Ltd.	31,913	64,735
DEXUS Property Group	15,200	76,283
Downer EDI Ltd.	25,882	60,677
Fortescue Metals Group Ltd.	51,166	65,363
JB Hi-Fi Ltd.	5,970	80,036
Metcash Ltd.	86,317	63,615
Newcrest Mining Ltd.*	7,984	71,171
Rio Tinto Ltd.	1,957	66,758
Sims Metal Management Ltd.	12,397	84,056
Spark Infrastructure Group	56,540	74,212
Westpac Banking Corp.	2,943	61,351
WorleyParsons Ltd.	9,808	40,686
Total Australia		1,224,118

Bermuda - 0.2%
Brookfield Renewable Energy Partners LP	1,077	29,627

Canada - 9.5%
Aimia, Inc.	3,242	28,375
Alacer Gold Corp.*	16,097	36,307
Artis Real Estate Investment Trust	3,429	32,581
BlackBerry Ltd.*	3,385	20,774
Bonterra Energy Corp.	1,858	27,163
Canaccord Genuity Group, Inc.	6,107	23,934
Canadian Western Bank	1,385	24,379
Capital Power Corp.	1,740	24,617
Celestica, Inc.*	2,876	37,025
Centerra Gold, Inc.	7,056	39,867
CGI Group, Inc., Class A*	767	27,789
CI Financial Corp.	1,364	30,970
Cogeco Cable, Inc.	624	30,160
Colliers International Group, Inc.	821	33,344
Corus Entertainment, Inc., Class B	2,403	25,407
Dominion Diamond Corp.	1,814	19,384
Empire Co. Ltd., Class A	1,449	29,805
Finning International, Inc.	1,781	26,131
Freehold Royalties Ltd.	2,397	19,435
Genworth MI Canada, Inc.	1,474	31,755
George Weston Ltd.	416	33,654
Great Canadian Gaming Corp.*	1,888	26,385
Great-West Lifeco, Inc.	1,146	27,454
H&R Real Estate Investment Trust	1,840	28,362
Intact Financial Corp.	462	32,446
Just Energy Group, Inc.	6,495	40,007
Kinross Gold Corp.*	15,291	26,583
Labrador Iron Ore Royalty Corp.	2,904	31,118
Manulife Financial Corp.	1,905	29,464
Nevsun Resources Ltd.	9,134	26,762
OceanaGold Corp.	18,793	27,461
Onex Corp.	585	33,767
Open Text Corp.	763	34,168
Parkland Fuel Corp.	1,905	32,633
Power Corp. of Canada	1,272	26,374
Power Financial Corp.	1,131	25,934
Quebecor, Inc., Class B	1,272	27,842
SEMAFO, Inc.*	16,972	36,755
Sun Life Financial, Inc.	1,079	34,800
Superior Plus Corp.	2,943	24,236
TMX Group Ltd.	817	28,688
Transcontinental, Inc., Class A	2,319	33,017
TransForce, Inc.	1,541	27,587
Turquoise Hill Resources Ltd.*	10,156	25,951
Total Canada		1,290,650

China - 4.0%
Bank of China Ltd., Class H	241,715	103,859
Bank of Communications Co. Ltd., Class H	165,967	114,998
China Construction Bank Corp., Class H	171,201	113,765
Industrial & Commercial Bank of China Ltd., Class H	374,360	215,437
Total China		548,059

France - 9.6%
AXA SA	4,839	116,983
BNP Paribas SA	1,875	109,911
Casino Guichard Perrachon SA	1,372	72,821
Christian Dior SE	591	110,318

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments (continued)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS (continued)

France (continued)
CNP Assurances	6,771	$93,894
Natixis SA	14,461	79,808
Orange SA	7,134	107,776
Peugeot SA*	6,443	96,869
SCOR SE	3,366	120,527
Valeo SA	908	122,513
Vallourec SA	4,631	40,963
Vinci SA	1,951	123,631
Vivendi	4,787	113,025
Total France		1,309,039

Germany - 9.6%
Allianz SE	1,658	259,835
Continental AG	1,167	247,893
Deutsche Boerse AG	2,884	248,237
Deutsche Telekom AG	15,163	269,143
E.ON SE	17,671	151,588
RWE AG	11,363	128,875
Total Germany		1,305,571

Hong Kong - 2.8%
BOC Hong Kong Holdings Ltd.	41,760	122,585
CLP Holdings Ltd.	30,705	262,080
Total Hong Kong		384,665

Japan - 10.3%
Advantest Corp.	10,634	75,878
FUJIFILM Holdings Corp.	2,600	96,575
Hitachi Construction Machinery Co. Ltd.	5,200	69,224
Honda Motor Co. Ltd.	2,897	85,462
ITOCHU Corp.	7,800	81,761
JX Holdings, Inc.	23,000	82,613
Konica Minolta, Inc.	9,100	95,123
Mazda Motor Corp.	4,704	73,718
Mitsubishi Chemical Holdings Corp.	15,600	80,793
Mitsubishi Corp.	4,259	69,353
Mitsui & Co. Ltd.	7,107	79,414
Nikon Corp.	6,500	78,131
Nippon Telegraph & Telephone Corp.	2,400	83,584
Oki Electric Industry Co. Ltd.	52,000	80,624
Pioneer Corp.*	50,100	108,164
Toyota Motor Corp.	1,300	75,541
Ube Industries Ltd.	52,335	90,740
Total Japan		1,406,698

Jersey Island - 1.7%
Experian Plc	4,904	78,488
Shire Plc	1,040	70,859
WPP Plc	3,708	77,015
Total Jersey Island		226,362

Netherlands - 9.5%
Aegon NV	43,754	251,055
Boskalis Westminster NV	6,575	287,119
Delta Lloyd NV	18,492	155,035
ING Groep NV	18,426	260,455
RELX NV	21,060	342,869
Total Netherlands		1,296,533

South Korea - 10.1%
CJ Corp.	289	64,369
CJ Korea Express Co. Ltd.*	333	56,048
Daelim Industrial Co. Ltd.	785	44,439
Dongbu Insurance Co. Ltd.	1,046	54,096
Dongkuk Steel Mill Co. Ltd.*	9,189	55,275
Hana Financial Group, Inc.	1,719	38,287
Hanil Cement Co. Ltd.	365	40,956
Hanwha Corp.	1,319	43,232
Hite Jinro Co. Ltd.	2,369	45,569
Huchems Fine Chemical Corp.	2,150	35,461
Hyundai Development Co. Engineering & Construction	959	44,095
Hyundai Elevator Co. Ltd.*	728	31,447
Hyundai Securities Co. Ltd.	4,946	31,671
Hyundai Steel Co.	1,054	45,795
KB Financial Group, Inc.	1,333	39,642
Korea Gas Corp.	1,345	45,106
Korean Air Lines Co. Ltd.*	1,176	31,104
Kumho Petrochemical Co. Ltd.	925	41,517
LG Innotek Co. Ltd.	525	38,977
Lotte Chemical Corp.	216	49,203
Poongsan Corp.	2,197	46,524
POSCO	286	40,657
Samsung Card Co. Ltd.	1,292	39,513
Samsung Engineering Co. Ltd.*	1,333	34,301
Samsung Heavy Industries Co. Ltd.	4,184	43,418

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments (concluded)

September 30, 2015

Investments	Shares	Value
COMMON STOCKS (continued)

South Korea (continued)
SK Innovation Co. Ltd.*	564	$46,631
SKC Co. Ltd.	1,520	48,859
S-Oil Corp.	929	49,064
Ssangyong Cement Industrial Co. Ltd.*	3,420	56,408
Taekwang Industrial Co. Ltd.	49	49,484
Woori Bank	4,950	39,214
Total South Korea		1,370,362

Switzerland - 9.9%
ABB Ltd.*	19,404	342,845
Transocean Ltd.	27,606	353,785
UBS Group AG	16,959	313,392
Zurich Insurance Group AG*	1,363	334,527
Total Switzerland		1,344,549

United Kingdom - 8.8%
Aberdeen Asset Management Plc	12,309	55,209
BHP Billiton Plc	3,732	56,738
Centrica Plc	19,670	68,200
Direct Line Insurance Group Plc	16,381	92,901
Legal & General Group Plc	22,126	79,694
Marks & Spencer Group Plc	9,839	74,568
Meggitt Plc	11,505	82,879
Old Mutual Plc	25,226	72,162
RELX Plc	5,225	89,474
Rio Tinto Plc	1,944	64,991
Royal Mail Plc	13,219	91,746
Schroders Plc	1,762	74,766
Sky Plc	5,303	83,751
St James’s Place Plc	6,503	83,618
Standard Chartered Plc	5,334	51,706
WM Morrison Supermarkets Plc	30,025	75,443
Total United Kingdom		1,197,846
TOTAL COMMON STOCKS
(Cost $15,222,195)		12,934,079

MONEY MARKET FUND - 5.3%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.01%[a] (Cost $723,355)	723,355	723,355

TOTAL INVESTMENTS - 100.3%
(Cost $15,945,550)		13,657,434
Liabilities in excess of Other Assets - (0.3)%		(35,132)
NET ASSETS - 100.0%		$13,622,302

*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of September 30, 2015.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$12,934,079	$—	$—	$12,934,079
Money Market Fund	723,355	—	—	723,355
Total Investments in Securities	$13,657,434	$—	$—	$13,657,434

For the period ended September 30, 2015, there were no transfers between any levels. There were no Level 3 investments held in the Fund as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF

Statement of Assets and Liabilities

September 30, 2015

Assets:
Investments, at value (cost $15,945,550)	$13,657,434
Foreign currency (cost $12,007)	12,005

Receivables:
Dividends and interest	25,083
Reclaims	369
Total Assets	13,694,891

Liabilities:
Payables:
Income Distributions (Note 2)	64,569
Advisory fees	7,996
Other	24
Total Liabilities	72,589
Net Assets	$13,622,302

Net Assets Consists of:
Paid-in capital	$16,130,717
Undistributed net investment income	14,026
Accumulated net realized loss on investments	(234,229)
Net unrealized depreciation on investments and foreign currency translations	(2,288,212)
Net Assets	$13,622,302
Shares outstanding (unlimited shares authorized)	654,000
Net asset value, per share	$20.83

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF

Statement of Operations

For the period ended June 1, 2015(1) to September 30, 2015

Investment Income:
Dividend income (Net of foreign taxes withheld of $8,796)	$113,660
Interest income	17
Total Income	113,677

Expenses:
Advisory fees	26,764
Net Investment Income	86,913

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(234,229)
Net realized gain (loss) on foreign currency transactions	(2,608)
Total net realized gain (loss)	(236,837)
Net change in unrealized appreciation (depreciation) on investments	(2,288,116)
Net change in unrealized appreciation (depreciation) on foreign currency translations	(96)
Net change in unrealized appreciation (depreciation)	(2,288,212)
Net realized and unrealized gain (loss) on investments	(2,525,049)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(2,438,136)

(1)	Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF

Statement of Changes in Net Assets

For the period ended June 1, 2015(1) to September 30, 2015

Operations:
Net investment income	$86,913
Net realized gain (loss) on investments	(236,837)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(2,288,212)
Net increase (decrease) in net assets resulting from operations	(2,438,136)

Distributions to Shareholders from:
Net investment income	(70,279)
Total distributions to shareholders	(70,279)

Shareholder Transactions:
Proceeds from shares sold	16,130,717
Net increase (decrease) in net assets resulting from shareholder transactions	16,130,717
Increase (decrease) in net assets	13,622,302

Net Assets:
Beginning of period	—
End of period	$13,622,302
Undistributed net investment income included in net assets at end of period	$14,026

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	654,000
Shares outstanding, end of period	654,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF

Financial Highlights

For the Period June 1, 2015(1) Through September 30, 2015

Per Share Operating Performance
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period(1)	$25.00

Income from Investment Operations
Net investment income(2)	0.17
Net realized and unrealized loss on investments	(4.22)
Total from investment operations	(4.05)

Less distributions from:
Net investment income	(0.12)
Net asset value, end of period	$20.83
Market Value, end of period	$20.78

Total Return at Net Asset Value(3)	(16.22)%
Total Return at Market Value(3)	(16.44)%

Ratios/Supplemental Data
Net assets, end of period (000’s) omitted	$13,622

Ratio to average net assets of
Expenses	0.69	%(4)
Net investment income	2.24	%(4)
Portfolio turnover rate(5)	47%

(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized.
(5)	Portfolio turnover rate is not annualized for periods less than one year and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

1. ORGANIZATION

TrimTabs Intl Free-Cash-Flow ETF (the “Fund”) is a series of the TrimTabs ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. The Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on June 1, 2015 and is the date the initial creation units were established. TrimTabs Asset Management, LLC (the “Adviser”) seeded the Fund on November 26, 2014 in order to provide initial capital required by Securities and Exchange Commission rules.

The Fund seeks to track the performance (before fees and expenses) of its underlying index, the TrimTabs Intl Free-Cash-Flow Index (the “Underlying Index”).

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the Fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following is a summary of significant accounting policies followed by the Fund in its preparation of its financial statements:

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. SECURITIES VALUATION

Investment Valuation: The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Notes to Financial Statements (continued)

Foreign exchanges typically close before the time at which Fund Share prices are calculated, and may be closed altogether on some days when the Fund is open. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2015, is disclosed at the end of the Fund’s Schedule of Investments.

4. FEES WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisory Fees: The Fund pays the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.69% (“Management Fee”) in return for providing investment management and supervisory services.

Subject to the supervision of the Board, the Adviser bears all of its own costs associated with providing advisory services and all expenses of the Fund, except for the management fee, 12b-1 plan fee, brokerage expense, acquired Fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses.

The Adviser has agreed to pay all organizational and offering costs of the Fund. Such expenses paid by the Adviser are not subject to reimbursement.

Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Fund’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution and Service Fees: Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with

Notes to Financial Statements (continued)

the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Fund and there is no current intention to implement the Rule 12b-1 Plan.

5. CREATION AND REDEMPTION TRANSACTIONS

As of September 30, 2015, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of the Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

The Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended September 30, 2015 were $6,115,814 and $5,098,603, respectively.

For the period ended September 30, 2015, the cost of in-kind purchases and the proceeds from in-kind redemptions were $14,439,215, and $0, respectively.

7. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2015), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At September 30, 2015, the approximate cost of investments net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	Depreciation
$15,946,273	$182,377,373	$(184,666,212)	$(2,288,839)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales and foreign currency gains (losses).

Notes to Financial Statements (concluded)

At September 30, 2015, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

	Accumulated	Net
Undistributed	Capital	Unrealized
Net Investment	and Other	Appreciation/	Total
Income/(Loss)	Gains/(Losses)	(Depreciation)	Earnings/(Loss)
$14,026	$(233,602)	$(2,288,839)	$(2,508,415)

At September 30, 2015, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets were as follows:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-in
Income/(Loss)	Gains/(Losses)	Capital
$(2,608)	$2,608	$ —

The tax character of distributions paid from ordinary income during the period ended September 30, 2015, were $70,279. As of September 30, 2015, the Fund had a short-term post-effective capital loss carryforward with no expiration, available to offset future capital gains in the amount of $233,602.

8. INDEMNIFICATION OBLIGATIONS

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects this risk of loss due to these warranties and indemnities to be remote.

9. PRINCIPAL RISKS

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

Market conditions The prices of, and the income generated by, the common stocks and other securities held by the Fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

10. SUBSEQUENT EVENT

Subsequent events have been evaluated through November 27, 2015, which is the date that these financial statements were available to be issued. No subsequent events were identified that would materially impact the financial statement period.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of TrimTabs Intl Free-Cash-Flow ETF:

We have audited the accompanying statement of assets and liabilities of TrimTabs Intl Free-Cash-Flow ETF (the “Fund”), including schedule of investments, as of September 30, 2015, and the related statements of operations, statement of changes in net assets, and financial highlights for the period from June 1, 2015 (commencement of operations) through September 30, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TrimTabs Intl Free-Cash-Flow ETF as of September 30, 2015, the results of its operations, the changes in its net assets, and the financial highlights for the period from June 1, 2015 (commencement of operations) through September 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

November 27, 2015

Trustees and Officers (Unaudited)

Number of
Funds in
		Term of		Fund
		Office and		Complex	Other Directorships
	Position(s)	Length of	Principal Occupation	Overseen by	Held by Trustee
Name, Address, Year of Birth	Held with Trust	Time Served	During Past 5 Years	Trustee	During Past 5 Years
Independent Trustees

Stephen J. Posner	Trustee	Since 2014	Financial Advisor,	2	None
YOB: 1944			Wunderlich Securities, Inc.
(2005 – 2014).

David A. Kelly	Trustee	Since 2015	Founder and President,	2	Member, Audit
YOB: 1938			Three Lakes Advisors, Inc.		Committee,
			(1996 – present).		Greenwich
Historical Society
(2011 – 2013).
Interested Trustee*

Charles Biderman	Trustee and	Trustee and	Chairman and Portfolio	2	None
YOB: 1946	President of	President	Manager, TrimTabs Asset
	the Trust	since 2014	Management, LLC
(1990 – present); Founder
and Chief Executive
Officer, TrimTabs
Investment Research
(1990 – present); President,
TrimTabs Index Services,
LLC (2014 – present).

*	Mr. Biderman is an “interested person,” as defined by the Investment Company Act of 1940, as amended, because of his employment with and ownership interest in TrimTabs.

	Position(s)	Length of
Name, Address, Year of Birth	Held with Trust	Time Served	Principal Occupation During Past 5 Years
Officers

Theodore M. Theodore	Vice President	Since 2015	Senior Managing Director, Quantitative Analysis Services
YOB: 1940			(2014 – present); Managing Partner, HorizonsAdvisory
(2012 – 2014); Co-Chief Investment Officer, Avatar Associates
(1989 – 2012).

Bernard Frize	Chief	Since 2015	Director of Compliance and Chief Compliance Officer, Alaric
YOB: 1968	Compliance		Compliance Services LLC (2007 – present).
Officer and
Anti-Money
Laundering
Officer

Jeanette Kirazian	Principal	Since 2014	Founder, Libertas Accounting Services LLC (2012 – present);
YOB: 1961	Financial		Chief Financial Officer, Permanens Capital LP (2011 – 2012);
	Officer		Chief Financial Officer and Chief Compliance Officer, Caravel
Management LLC (2009 – 2011).

The Fund’s SAI provides additional information about the Fund’s Directors and is available, without charge by calling 855-799-1509 or visiting the Company’s website at www.trimtabsfunds.com.

Approval of Advisory Agreements & Board Considerations (Unaudited)

October 22, 2014 Meeting

At its October 22, 2014 Board meeting, the Board, including the Independent Trustees, considered the approval of the investment advisory agreements between TrimTabs Asset Management, LLC (“Adviser”) and the Trust pertaining to the TrimTabs Intl Free-Cash-Flow ETF (“Fund”) (“Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of counsel.

In evaluating the Agreement, the Board reviewed information regarding the Adviser’s personnel, operations and financial condition. At the meeting, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided by the Adviser; (2) the anticipated costs of the services provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and estimated total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund.

Board Consideration of the Investment Advisory Agreement

Nature, Quality and Extent of Services. The Board reviewed the nature, quality and extent of the overall services to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Fund. In addition, the Board considered that, going forward, the Adviser would be responsible for providing investment advisory services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing ETF assets and the adequacy of the Adviser’s resources. Based on their review and other considerations, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of the services to be provided by the Adviser.

Performance. The Board noted that, as the Fund had not yet commenced investment operations, it had no investment performance. The Board also noted that the Adviser was fairly new, but had been successful in actively managing an exchange-traded fund using a quantitative strategy. The Board also noted that the Adviser had performed extensive research on the philosophy underlying the Fund and that the Adviser had been managing assets according the investment philosophy to be used by the Fund. The Board considered back-tested performance presented by the Adviser for the Fund’s investment strategies. Based on its review, the Board determined, in its business judgment, that engaging the Adviser could benefit the Fund and its shareholders.

Comparative Fees and Expenses. In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the proposed advisory fee and estimated expense ratio for the Fund, the Board also considered the proposed fee and expense ratio versus the fees and expenses charged to ETFs with comparable strategies. The Board noted that there were few such ETFs; thus, it was difficult to compare the Fund’s proposed management fee and estimated expenses to the fees and expenses of peer funds. For the peer group provided, however, the Board noted, that the proposed advisory fees were generally higher than those of other index-based ETFs in the group.

The Board noted that the Adviser proposed charging a unitary advisory fee to the Fund. The Trustees noted that under the unitary fee structure the Adviser, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and that the Adviser would bear the risk of these expenses increasing. In this respect, they noted that the Fund was not expected to incur additional expenses besides the unitary advisory fee, and reviewed the Fund’s anticipated expense ratios. Nevertheless, they considered that the anticipated expense ratio for the Fund was higher than the average of the other index-based ETFs in its group. In this regard, the Board recognized the level of services provided by the Adviser to the Fund, including the investment of time and resources by the Adviser into establishing the Fund. Based on these and other considerations, the Board, in the exercise of its reasonable business judgment, determined that the fees and expenses proposed for the Fund were fair and reasonable.

Approval of Advisory Agreements & Board Considerations (Unaudited)

(concluded)

Costs and Profitability. The Board then considered the estimated profits to be realized by the Adviser in connection with providing services to the Fund. The Board noted that since the Fund had yet launched, it was difficult to estimate how profitable they would be to the Adviser. The Board, however, reviewed estimated profit and loss information provided by the Adviser with respect to the Fund. Under the circumstances, the Board concluded that the current estimated profits to be realized by the Adviser with respect to the Fund were not a material factor to consider in approving the Agreement.

Other Benefits. The Board then considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Board noted that the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. The Board also noted that the Adviser’s research and index affiliates may benefit reputationally from the success of the Fund, but that no other benefits were anticipated for any affiliate from Fund operations. Based on these and other considerations, the Board determined that other benefits were not a material factor to consider in approving the Agreement.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fees for the Fund do not include breakpoints, but that it was premature — before the commencement of investment operations — to evaluate potential economies of scale. Based on these and other considerations, including that the Fund was newly organized, the Board generally concluded that it would monitor for potential economies of scale in the future if the Fund grows.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement was fair and reasonable in light of the services performed and to be performed, expenses incurred and to be incurred, and such other matters as the Board considered relevant.

May 27, 2015 Meeting

At its May 27, 2015 meeting, the Board approved a new Investment Advisory Agreement (“Agreement”) between the Trust, on behalf of the Fund, and the Adviser in light of a change in control of the Adviser (“Transaction”). The Board reviewed the factors in connection with its approval, including (1) the nature, extent, and quality of the services provided, or to be provided, by the Adviser to the Fund, including based on Fund performance, if available; (2) the expected costs of the services to be provided; (3) the extent to which economies of scale might be realized as the Fund grows; and (4) whether the proposed fee levels reflect any such potential economies of scale for the benefit of investors. With respect to each of these factors, the Board considered the conclusions it had reached at its October 2014 meeting and determined that, except its conclusions regarding the nature, extent and quality of services to be provided by the Adviser under the Agreement, such conclusions remained the same.

With respect to the nature, extent and quality of services to be provided by the Adviser to the Fund under the Agreement, the Board considered the Adviser’s representation that the Transaction would benefit the Fund. In this regard, the Board considered the Adviser’s representation that the Transaction would enhance the financial stability of the Adviser and provide it with access to additional, non-financial resources, such as a mature infrastructure and additional personnel, if necessary. Based on their review and other considerations, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of the services to be provided by the Adviser following the Transaction.

Supplemental Information (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Distributor, or by calling 855-799-1509 or visiting www.trimtabsfunds.com.

Quarterly Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for its first and third quarters on Form N-Q. Copies of the filings are available without charge on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Fund’s proxy voting policies and procedures, as well as a record of how the Fund voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 855-ETF-INFO (383-4636). This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at www.trimtabsfunds.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. The Fund designates 100% of the ordinary income paid to shareholders during the Fund’s fiscal year as Qualified Dividend Income.

The Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are $118,314 and $$8,357, respectively.

Investment Advisor

TrimTabs Asset Management, LLC

1350 Avenue of the Americas, Suite 248

New York, NY 10019

Distributor

Foreside Fund Services, LLC

3 Canal Plaza

Portland, ME 04101

Administrator, Custodian,

Fund Accountant & Transfer Agent

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Suite 1200, 695 Town Center Drive

Costa Mesa, CA 92626

Legal Counsel

K&L Gates LLP

1601 K Street, N.W.

Washington, DC 20006

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Timothy Mundy is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 for 2014 and $35,000 2015.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 2015.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2014 and $7,500 2015.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 2015.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Policy Statement: Trust organizational documents permit the Board to engage in certain functions through committees. Each standing committee of the Board has its own charter that addresses the following matters:

1. Purpose – Identifies the purposes and objectives of the committee.

2. Powers – Enumerates the powers of the committee.

3. Meetings – Addresses frequency of meetings, composition, quorum, and compensation requirements.

4. Other – Complies with any other requirements imposed by applicable law.

In addition to formal standing committees, the Board may from time to time establish ad hoc committees to address certain non-recurring issues. Currently, the Board has established two standing committees, the Nominating Committee and the Audit Committee. The purpose of the Nominating Committee is to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees. The Audit Committee's function is to assist the trustees in their oversight of the trust's financial reporting process.

The "Trustee List" under Chapter 23.2 sets forth each trustee’s membership on the Committees.

Procedures: The Trust has adopted the following procedures regarding this matter:

1. Assistance to Committees – The Bank of New York Mellon is responsible for administratively assisting the Committees in carrying out their responsibilities and powers as directed.

2. Charters – The Audit Committee and the Nominating Committee have adopted charters describing each Committee’s responsibilities, membership, and powers, respectively (copies attached).

3. Disclosure – Trust counsel with the administrative assistance of The Bank of New York Mellon is responsible for ensuring that the Trust makes any required disclosures regarding committee-related matters. See Chapter 15 for a discussion of the Trust's disclosure policy and procedures.

TRIMTABS ETF TRUST

AUDIT COMMITTEE CHARTER

The Trustees hereby adopt the following as the governing principles of the Audit Committee of the Trust.

Membership.

The Committee shall consist of two or more members, one of whom is a "disinterested trustee" as that term is defined under the Investment Company Act of 1940 (the "1940 Act"). The Committee shall elect from its own members a Chairperson, who shall preside over each meeting of the Committee.

The following Trustees shall serve as members of the Trust’s Audit Committee, and will serve as such until his or her successor shall have been duly elected and qualified:

Charles Biderman – (Chair)

David A. Kelly

Stephen J. Posner

Purposes of the Audit Committee

The purposes of the Audit Committee shall be:

(a) to oversee generally each Fund’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers;

(b) to oversee the quality, integrity, and objectivity of each Fund’s financial statements and the independent audit thereof;

(c) to assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each Fund’s accounting and financial reporting, internal controls and independent audits;

(d) to approve, prior to appointment, the engagement of each Fund’s independent auditor and, in connection therewith, to review and evaluate the qualifications, independence and performance of each Fund’s independent auditor; and

(e) to act as a liaison between each Fund’s independent auditor and the full Board. Any independent auditor shall report directly to the Audit Committee.

Duties and Powers.

To carry out its purposes, the Audit Committee shall have the following duties and powers:

(a) to approve, prior to appointment, the engagement of auditors to perform an annual audit and provide their opinion on the Funds’ financial statements; to approve the auditors’ compensation; to recommend to the Board the selection, retention or termination of the Funds’ auditors and, in connection therewith, to evaluate the independence of such auditors, including the nature and extent of any non-audit services the independent auditors or their affiliates may provide to TrimTabs Asset Management, LLC (“TTAM”) or any entity controlling, controlled by, or under common control with TTAM (“adviser affiliate”); and to receive annually the auditors’ specific representations as to their independence;

(b) to oversee the work of the independent auditors (including resolution of disagreements between management and the independent auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services for the Funds; the independent auditors shall report directly to the Audit Committee;

(c) to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Trust or any Fund or to provide non-audit services to the Trust, any Fund, TTAM or any adviser affiliate that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of any Fund;

(d) to develop, to the extent deemed appropriate by the Audit Committee, policies and procedures for pre-approval of the engagement of the Trust’s auditors to provide any of the services described in (c) above;

(e) to consider the controls applied by the independent auditors and management to assure that all items requiring pre-approval by the Audit Committee are identified and referred to the Committee in a timely fashion;

(f) to consider whether the non-audit services provided by any Fund’s auditor to TTAM or any adviser affiliate that provides ongoing services to the Trust, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditor’s independence;

(g) to meet with the Trust’s independent auditors, including privately, as necessary (i) to review the arrangements for and scope of the annual audit and any special audits; (ii) to discuss any matters of concern relating to any Fund’s financial statements, including any adjustments to such statements recommended by the independent auditors, or other results of said audit; (iii) to consider the independent auditors’ comments with respect to each Fund’s accounting and financial reporting policies, procedures and internal accounting controls and TTAM’s responses thereto; and (iv) to review the form of opinion the auditors propose to render to the Board and shareholders;

(h) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by TTAM or the auditor;

(i) to review and approve the fees proposed to be charged by the auditor for audit and non-audit services;

(j) to review with the Trust’s Principal Executive Officer and Principal Financial Officer, in connection with their certifications on Form N-CSR any significant deficiencies in the design or operation of disclosure controls and procedures or material weaknesses therein and any reported evidence of fraud involving management or other employees who have a significant role in the Trust’s disclosure controls and procedures;

(k) to engage independent counsel, and other advisers, as the Audit Committee determines necessary to carry out its duties;

(l) to establish procedures for the receipt, retention and treatment of complaints received by the Trust regarding accounting, internal accounting controls or audit matters, and for the confidential, anonymous submission by any employee of the Trust, any Fund, TTAM or its affiliates, or any other provider of accounting related services to the Trust or Funds, of concerns regarding questionable accounting or auditing matters, as set forth in Appendix A to this Charter;

(m) to investigate improprieties or suspected improprieties in Trust or Fund operations; and

(n) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.

Operations and Responsibilities.

The Committee shall meet on a regular basis and be empowered to hold special meetings as circumstances require. The Committee shall meet with the Principal Financial Officer of the Trust at such times as they deem appropriate.

The Trust will provide the Audit Committee with appropriate funding, as determined by the Audit Committee, for the payment of (a) compensation to the Funds’ independent auditor(s) engaged for the purpose of preparing or issuing an audit report or performing other audit, review or attest services for the Funds, to the extent that the Trust or Funds do not pay this compensation directly, (b) compensation to any adviser employed by the Audit Committee, and (c) ordinary administrative expenses of the Audit Committee that are necessary or appropriate in carrying out its duties.

Nothing in this Charter shall be construed to reduce the responsibilities or liabilities of TTAM, the Trust’s administrator and fund accountant, or the Funds’ independent auditor(s). The function of the Audit Committee is oversight; it is the responsibility of TTAM and the Trust’s administrator and fund accountant to maintain appropriate systems for accounting and internal controls, and the auditor’s responsibility to plan and carry out a proper audit. Specifically, TTAM and the Trust’s administrator and fund accountant are responsible for: (i) the preparation, presentation and integrity of each Fund’s financial statements; (ii) the maintenance of appropriate accounting and financial reporting principles and policies; and (iii) the maintenance of internal controls and procedures designed to assure compliance with accounting standards and applicable laws and regulations. The independent auditors are responsible for planning and carrying out an audit consistent with applicable legal and professional standards and the terms of their engagement letter.

Although the Audit Committee is expected to take a detached and questioning approach to the matters that come before it, the Committee’s oversight activities with respect to each Fund’s financial statements is not an audit, nor do the Committee’s activities substitute for the responsibilities of the Trust’s management for preparing, or the independent auditors for auditing, the financial statements. Members of the Audit Committee are not full-time employees of the Trust and, in serving on this Committee, are not, and do not hold themselves out to be, acting as accountants or auditors. As such, it is not the duty or responsibility of the Committee or its members to conduct “field work” or other types of auditing or accounting reviews or procedures.

In discharging their duties, the members of the Audit Committee are entitled to rely on information, opinions, reports, or statements, including financial statements and other financial data, if prepared or presented by: (1) one or more officers of the Trust whom Committee members reasonably believe to be reliable and competent in the matters presented; (2) legal counsel, public accountants, or other persons as to matters the director reasonably believes are within the person’s professional or expert competence; or (3) another Board committee of which the Committee member is a non-member.

The Committee shall review this Charter periodically and recommend any changes believed to be necessary or appropriate to the full Board.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2014 and $0 2015.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TrimTabs ETF Trust

By (Signature and Title)* /s/ Charles Biderman

Charles Biderman, President and Trustee

(principal executive officer)

Date 12/07/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles Biderman

Charles Biderman, President and Trustee
(principal executive officer)

Date 12/07/2015

By (Signature and Title)* /s/ Jeanette Kirazian

Jeanette Kirazian, Principal Financial Officer

(principal financial officer)

Date 12/07/2015

* Print the name and title of each signing officer under his or her signature.